Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

By accepting an award, Participants are agreeing to be bound by the Company’s clawback policy, which may be amended from time to time by the Company in its discretion and are further agreeing that all Awards may be unilaterally amended by the Company to the extent needed to comply with the clawback policy.